Financial Instruments and Financial Risk Management - Summary of Carrying Value and Fair Value of Non-Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Carrying value of noncurrent borrowings	$ 515,804	$ 617,789	[1]
Fair value of non-current borrowings	$ 859,132	$ 1,058,306

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.